LEASES - Additional information (Details)	Dec. 31, 2025	Dec. 31, 2024
LEASES
Weighted average remaining lease term - finance leases (in years)	6 years 9 months 18 days	6 years 9 months 18 days
Weighted average remaining lease term - operating leases (in years)	15 years 9 months 18 days	15 years 6 months
Weighted average discount rate - finance lease	5.60%	5.30%
Weighted average discount rate - operating lease	4.20%	5.00%